Cover	Oct. 30, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 30, 2026
Entity File Number	000-33411
Entity Registrant Name	New Peoples Bankshares, Inc.
Entity Central Index Key	0001163389
Entity Tax Identification Number	31-1804543
Entity Incorporation, State or Country Code	VA
Entity Address, Address Line One	67 Commerce Drive
Entity Address, City or Town	Honaker
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	24260
City Area Code	(276)
Local Phone Number	873-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false